GEOGRAPHIC INFORMATION (Schedule of Total Revenue of Geographic Areas) (Details) Segment in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of operating segments | Segment	1
Total Revenues	$ 743,155	$ 640,256	$ 478,498
Long-lived assets	9,788	13,741
U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	638,748	536,331	413,415
Long-lived assets	5,785	7,427
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	104,407	103,925	$ 65,083
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	3,900	6,176
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 103	$ 138